Depreciation, Amortization and Impairment - Schedule of Depreciation, Amortization and Impairment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Depreciation and amortisation expense [abstract]
Depreciation	$ 7,436	$ 6,096	$ 6,023
Amortization	19,809	21,150	23,335
Impairment of intangible assets	22	150	138
Total	$ 27,267	$ 27,396	$ 29,496